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APPENDIX I                   UNITED STATES                    OMB APPROVAL
                  SECURITIES AND EXCHANGE COMMISSION    ------------------------
                        Washington, D.C. 20549          OMB Number:    3235-0456
                                                        Expires: August 31, 2000
                                                        Estimated average burden
                                                        hours per response.....1
                                                        ------------------------
                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

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1.    Name and address of issuer:

      Nasdaq Financial Products Services, Inc.
      c/o The Nasdaq Stock Market, Inc.
      1725 K Street
      Washington, D.C. 20006-1500

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2.   The name of each series or class of securities for which this Form is filed
     (If the Form is being filed for all series and classes of securities of the
     issuer, check the box but do not list series or classes):         |_|

     BLDRS Index Funds - Asia 50 ADR Index Fund
                         Developed Markets 100 ADR Index Fund
                         Emerging Markets 50 ADR Index Fund
                         Europe 100 ADR Index Fund

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3.   Investment Company Act File Number:    811-21057

     Securities Act File Number:             33-84788

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4(a).Last day of fiscal year for which this Form is filed: 9/30/03

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4(b). |_| Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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4(c). |_| Check box if this is the last time the issuer will be filing this
          Form.

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SEC 2393 (9-97)

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5.   Calculation of registration fee:


     (i)    Aggregate sale price of
            securities sold during the
            fiscal year pursuant to
            section 24(f):                                     $   77,931,575.50
                                                               -----------------

     (ii)   Aggregate price of
            securities redeemed or
            repurchased during the
            fiscal year:                  $    66,236,179.90
                                          -------------------

     (iii)  Aggregate price of
            securities redeemed or
            repurchased during any PRIOR
            fiscal year ending no
            earlier than October 11,
            1995 that were not
            previously used to reduce
            registration fees payable to
            the Commission:               $             0.00
                                          -------------------

     (iv)   Total available redemption
            credits [add Items 5(ii) and
            5(iii)]:                                          -$   66,236,179.90
                                                               -----------------

     (v)    Net sales - if Item 5(i) is
            greater than Item 5(iv)
            [subtract Item 5(iv) from
            Item 5(i)]:                                        $   11,695,335.60
                                                               -----------------

     --------------------------------------------------------

     (vi)   Redemption credits available
            for use in future years --
            if Item 5(i) is less than
            Item 5(iv) [subtract Item
            5(iv) from Item 5(i)]:        $            (0.00)
                                          -------------------

     --------------------------------------------------------

     (vii)  Multiplier for determining
            registration fee (See
            Instruction C.9):                                        x 0.0000809
                                                               -----------------

     (viii) Registration fee due
            [multiply Item 5(v) by Item
            5(vii)] (enter "0" if no fee
            is due):                                         = $          946.15
                                                               =================


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6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0.00. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0 .

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7.   Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                             + $        0
                                                               -----------------

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8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:

                                                             = $          946.15
                                                               =================
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9.   Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository:

        Method of Delivery:

                       |X|  Wire Transfer

                       |_|  Mail or other means

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

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ J Yedreyeski
                              --------------------------------------------------
                                  Joanna Yedreyeski, VP
                              --------------------------------------------------

Date:        12/23/03
      -------------------------

  *Please print the name and title of the signing officer below the signature.